OTHER EXPENSE (Tables)	12 Months Ended
Dec. 31, 2024
Other Expense
SCHEDULE OF OTHER EXPENSES

	For the years ended December 31,
	2024	2023	2022
Share issue costs	$1,254,629	$793,979	$-
Write off of accounts receivable	140,011	187,942	-
Gain on settlement of debt	-	(33,004)
Other	13,169	(5,674)	35,371
	$1,407,809	$943,243	$35,371